Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Components of other comprehensive income and the related tax effects

	Years Ended December 31,
	2012	2011
	(In Thousands)

Unrealized holding gains (losses) on available for sale securities	$232	$(82)
Reclassification adjustment for gains realized in net income	(166)	(12)

Net Unrealized Gains (Losses)	66	(94)

Tax effect	(23)	30

Net of Tax Amount	$43	$(64)